CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2017
Major Customers And Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Note 14 — CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

For the year ended December 31, 2017, four major customers accounted for approximately 22%, 21%, 13% and 10%, respectively, of the Company’s total revenue. For the year ended December 31, 2017, three major sub-contractors accounted for approximately 44%, 18% and 16% of the total subcontract costs, respectively. As of December 31, 2017, two general contractors who provided for the Company’s installation projects accounted for approximately 58% and 42% of the Company’s total contracts receivable balance, respectively. For the year ended December 31, 2017, only one supplier accounted for 18% of the Company’s accounts payable balance, and one supplier accounted for 17% of the Company’s advance to suppliers balance.

For the year ended December 31, 2016, two major customers each accounted for approximately 11% and 10% of the Company’s total revenue. For the year ended December 31, 2016, three major sub-contractors accounted for approximately 44%, 22% and 15% of the total subcontract costs, respectively. As of December 31, 2016, two general contractors (“Contractor A” and “Contractor B”) who provided for the Company’s installation projects accounted for approximately 51% and 45% of the Company’s total contracts receivable balance, respectively. For the year ended December 31, 2016, only one supplier accounted for 10% of the Company’s accounts payable balance.

For the year ended December 31, 2015, two major customers each accounted for approximately 11% and 10% of the Company’s total revenue, respectively. For the year ended December 31, 2015, two major suppliers accounted for approximately 45% and 24% of the subcontract costs, respectively. As of December 31, 2015, two general contractors who provided for the Company’s installation projects accounted for approximately 63% and 14% of the Company’s total contracts receivable balance, respectively. For the year ended December 31, 2015, two suppliers accounted for 22% and 15% of the Company’s accounts payable balance, respectively.